Subsequent events	9 Months Ended
Sep. 30, 2022
Subsequent events.
Subsequent events

8. Subsequent Events

As disclosed in Note 4, the Company exercised the purchase options of five vessels subsequent to September 30, 2022 and terminated the related finance leases for an aggregate amount of $81.9 million which was financed through a combination of cash of $42.7 million, the Nordea/SEB Revolving Facility of $25.0 million and the ABN/CACIB Joint Bank Facility of $14.2 million.